Basis of Presentation and General Information - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 18, 2013	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and General Information
Entity incorporation, date of incorporation		May 30, 2013
Cash and cash equivalents		$ 41,039	$ 68,156	$ 73,752
Working capital deficit		$ 29,500
$30 million sponsor facility | Dynagas Holding Ltd
Basis of Presentation and General Information
Revolving credit facility borrowing capacity	$ 30,000
Line of credit facility expiration date		November 2023
Customer Concentration Risk | Yamal Trade | Revenue Benchmark
Basis of Presentation and General Information
Percentage of time charter revenue		35.00%	34.00%
IPO
Basis of Presentation and General Information
Date of initial public offering (IPO)		November 18, 2013
IPO | Common Limited Partner I I I
Basis of Presentation and General Information
Issuance of units in public offering	8,250,000
Shares issued, price per share	$ 18
IPO | Common Limited Partner I I I | Dynagas Holding Ltd
Basis of Presentation and General Information
Issuance of units in public offering	4,250,000
Shares issued, price per share	$ 18